Current Liabilities - Convertible Note (Table)	12 Months Ended
Jun. 30, 2025
Current Liabilites Convertible Note [Abstract]
Disclosure Of Convertible Note Explanatory

	Consolidated
	June 30, 2025 $	June 30, 2024 $
Current liabilities	1,104,878	—
Non-current liabilities	—	960,763

Total convertible note liabilities	1,104,878	960,763